SHORT - TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHORT-TERM INVESTMENTS.
Held-to-maturity securities issued at amortized cost	$ 26,126	$ 7,944
Income from held-to-maturity securities recognized as interest income	$ 2,074	$ 593	$ 214